Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2021
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan accumulated liability	$ 1,240		$ 1,240	$ 1,210
Deferred compensation cost noninterest expense			57	128
401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee contribution match to vested					50.00%
Employee's contribution, percentage	6.00%
Contribution expense			$ 65	$ 154
Defined Contribution Plan, Description			Effective October 1, 2021, the Company matches 50 percent of the first 6 percent of the employee’s contribution, and this match is immediately vested
401(k) Plan [Member] | W-2 Wages [Member]
Defined Benefit Plan Disclosure [Line Items]
Non elective contribution percentage		4.00%		3.00%
Discretionary contribution Percentage				6.00%
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution expense			$ 206	$ 140
Deferred compensation plan accumulated liability	$ 953		953	743
Benefit payment			$ 119	$ 112